Cover	Apr. 12, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 12, 2024
Entity File Number	333-188920
Entity Registrant Name	ODYSIGHT.AI INC.
Entity Central Index Key	0001577445
Entity Tax Identification Number	47-4257143
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Suite 7A
Entity Address, Address Line Two	Industrial Park
Entity Address, Address Line Three	P.O. Box 3030
Entity Address, City or Town	Omer
Entity Address, Country	IL
Entity Address, Postal Zip Code	8496500
City Area Code	972
Local Phone Number	73 370-4690
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable